Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of other income - EUR (€)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of other income [Abstract]
Other income from government grants	€ 20,116,542
Further other income	42,627	54,221	221,748
Total	€ 20,159,169	€ 54,221	€ 221,748